SCHEDULE I-SUMMARY OF INVESTMENTS-OTHER THAN INVESTMENTS IN RELATED PARTIES (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
SCHEDULE I - SUMMARY OF INVESTMENTS-OTHER THAN INVESTMENTS IN RELATED PARTIES
Cost	$ 1,621,147
Fair Value	1,841,021
Amount at which shown in the balance sheet	1,840,881
Fixed maturities
SCHEDULE I - SUMMARY OF INVESTMENTS-OTHER THAN INVESTMENTS IN RELATED PARTIES
Cost	1,306,084
Fair Value	1,390,457
Amount at which shown in the balance sheet	1,390,317
Fixed maturities | Available-for-sale
SCHEDULE I - SUMMARY OF INVESTMENTS-OTHER THAN INVESTMENTS IN RELATED PARTIES
Cost	1,294,350
Fair Value	1,378,582
Amount at which shown in the balance sheet	1,378,582
Fixed maturities | Held-to-maturity
SCHEDULE I - SUMMARY OF INVESTMENTS-OTHER THAN INVESTMENTS IN RELATED PARTIES
Cost	11,728
Fair Value	11,868
Amount at which shown in the balance sheet	11,728
Fixed maturities | Trading
SCHEDULE I - SUMMARY OF INVESTMENTS-OTHER THAN INVESTMENTS IN RELATED PARTIES
Cost	6
Fair Value	7
Amount at which shown in the balance sheet	7
U.S. Government | Available-for-sale
SCHEDULE I - SUMMARY OF INVESTMENTS-OTHER THAN INVESTMENTS IN RELATED PARTIES
Cost	16,358
Fair Value	16,713
Amount at which shown in the balance sheet	16,713
U.S. Agency | Available-for-sale
SCHEDULE I - SUMMARY OF INVESTMENTS-OTHER THAN INVESTMENTS IN RELATED PARTIES
Cost	11,609
Fair Value	11,759
Amount at which shown in the balance sheet	11,759
U.S. Agency | Held-to-maturity
SCHEDULE I - SUMMARY OF INVESTMENTS-OTHER THAN INVESTMENTS IN RELATED PARTIES
Cost	10,076
Fair Value	10,150
Amount at which shown in the balance sheet	10,076
Non U.S. Government & Agency | Available-for-sale
SCHEDULE I - SUMMARY OF INVESTMENTS-OTHER THAN INVESTMENTS IN RELATED PARTIES
Cost	8,410
Fair Value	9,367
Amount at which shown in the balance sheet	9,367
Mtge/ABS/CMO | Available-for-sale
SCHEDULE I - SUMMARY OF INVESTMENTS-OTHER THAN INVESTMENTS IN RELATED PARTIES
Cost	307,310
Fair Value	327,716
Amount at which shown in the balance sheet	327,716
Mtge/ABS/CMO | Trading
SCHEDULE I - SUMMARY OF INVESTMENTS-OTHER THAN INVESTMENTS IN RELATED PARTIES
Cost	6
Fair Value	7
Amount at which shown in the balance sheet	7
Corporate | Available-for-sale
SCHEDULE I - SUMMARY OF INVESTMENTS-OTHER THAN INVESTMENTS IN RELATED PARTIES
Cost	535,437
Fair Value	580,708
Amount at which shown in the balance sheet	580,708
Municipal | Available-for-sale
SCHEDULE I - SUMMARY OF INVESTMENTS-OTHER THAN INVESTMENTS IN RELATED PARTIES
Cost	415,226
Fair Value	432,319
Amount at which shown in the balance sheet	432,319
Municipal | Held-to-maturity
SCHEDULE I - SUMMARY OF INVESTMENTS-OTHER THAN INVESTMENTS IN RELATED PARTIES
Cost	1,652
Fair Value	1,718
Amount at which shown in the balance sheet	1,652
Equity securities
SCHEDULE I - SUMMARY OF INVESTMENTS-OTHER THAN INVESTMENTS IN RELATED PARTIES
Cost	240,287
Fair Value	375,788
Amount at which shown in the balance sheet	375,788
Ind Misc & all other
SCHEDULE I - SUMMARY OF INVESTMENTS-OTHER THAN INVESTMENTS IN RELATED PARTIES
Cost	186,309
Fair Value	303,960
Amount at which shown in the balance sheet	303,960
I Shares (ind/misc)
SCHEDULE I - SUMMARY OF INVESTMENTS-OTHER THAN INVESTMENTS IN RELATED PARTIES
Cost	53,978
Fair Value	71,828
Amount at which shown in the balance sheet	71,828
Cash and Short-term Investments
SCHEDULE I - SUMMARY OF INVESTMENTS-OTHER THAN INVESTMENTS IN RELATED PARTIES
Cost	74,776
Fair Value	74,776
Amount at which shown in the balance sheet	$ 74,776